Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Internal rate of return	11.20%
Weighted average cost of capital	12.00%
Weighted average return of assets	12.00%
Contingent consideration (in Dollars)		$ 1,669